Condensed Parent Company Financial Information (Condensed Balance Sheets Other) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Income taxes receivable from bank subsidiary	$ 804,962	$ 632,480